Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets
A summary of the changes in projected benefit obligations (“PBO”) and plan assets is presented below:

	December 31, 2022	December 31, 2021
Beginning PBO	$1,322,874	$—
Service cost	451,075	143,467
Interest cost	5,056	—
Contributions by plan participants	138,243	64,954
Actuarial (gain) / losses	(374,317)	174,012
Transfers (in) / out	(204,695)	931,257
Foreign currency exchange rates changes	(16,267)	9,184
Ending PBO	$1,321,969	$1,322,874

	December 31, 2022	December 31, 2021
Beginning fair value of plan assets	$1,083,014	$—
Actual return on plan assets	15,522	5,835
Return on plan assets above expected return	(115,877)	—
Contributions by the employer	138,243	73,448
Contributions by plan participants	138,243	64,954
Transfers (in) / out	(204,695)	931,257
Foreign currency exchange rates changes	(14,687)	7,520
Ending fair value of plan assets	$1,039,763	$1,083,014

Schedule of Defined Benefit Plans Disclosures	Amounts recorded on the consolidated balance sheet:

	December 31, 2022	December 31, 2021
Fair value of plan assets	$1,039,763	$1,083,014
Present value of projected benefit obligation	(1,321,969)	(1,322,874)
Funded status	$(282,206)	$(239,860)

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recorded in accumulated other comprehensive (income) / loss:

	December 31, 2022	December 31, 2021
Actuarial (gain) / loss - beginning of period	$168,177	$—
Actuarial (gain) / loss of current year / period	(268,076)	168,177
Amortization	(1,817)	—
Total	$(101,716)	$168,177

Defined Benefit Plan, Assumptions
The assumptions used to calculate the ASC 715 liabilities are summarized in the table below:

	December 31, 2022		December 31, 2021
Discount rate	2.20%	p.a.	0.40%	p.a.
Expected return on plan assets	3.80%	p.a.	1.50%	p.a.
Inflation	1.80%	p.a.	1.10%	p.a.
Long-term expected rate of salary increase	2.30%	p.a.	1.60%	p.a.

Defined Benefit Plan, Plan Assets, Allocation
The allocation of plan assets is presented below:

	December 31, 2022	December 31, 2021
Equities	34.11%	35.13%
Bonds	28.89%	30.89%
Mortgages	3.86%	3.83%
Liquidity	2.41%	2.90%
Real estate	27.17%	24.37%
Alternative investments	3.40%	2.88%
Infrastructure	0.16%	—%